Goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
For the year ended June 30, 2021
Balance as of July 1, 2020	$2,118,700
Goodwill arising from acquisition of CareerWin (Note 3)	236,834
Goodwill disposed due to disposal of Infogain	(263)
Foreign currency translation adjustment	89,679
Balance as of June 30, 2021	$2,444,950